Long-Term Debt - Carrying Value of Long Term Debt Instruments (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Jan. 01, 2022 CAD ($)
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	$ 6,071		$ 6,234	$ 4,882
3.050% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Aug. 27, 2020
Maturity date	Aug. 27, 2060
Par value		$ 1,155
Long-term debt	$ 1,519		1,559
5.375% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Mar. 04, 2016
Maturity date	Mar. 04, 2046
Par value		750
Long-term debt	$ 977		1,004
3.703% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Mar. 16, 2022
Maturity date	Mar. 16, 2032
Par value		750
Long-term debt	$ 983		1,011
2.396% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Jun. 01, 2020
Maturity date	Jun. 01, 2027
Par value		200
Long-term debt	$ 263		270
2.484% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	May 19, 2020
Maturity date	May 19, 2027
Par value		500
Long-term debt	$ 657		674
3.527% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Dec. 02, 2016
Maturity date	Dec. 02, 2026
Par value		270
Long-term debt	$ 356		365
4.150% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Mar. 04, 2016
Maturity date	Mar. 04, 2026
Par value		$ 1,000
Long-term debt	$ 1,316		$ 1,351